DERIVATIVE LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Derivative Financial Instruments, Liabilities [Member]
DERIVATIVE LIABILITY [Line Items]
Schedule of Derivative Liabilities at Fair Value [Table Text Block]
The following are the key assumptions used in connection with the valuation of the conversion option on the date of issuance, at December 31, 2014 and March 31, 2015:

	Series A	Series B (31 Group)	Series B (Related Party)	Series C
Date of issuance	12/30/2014	2/11/2015	2/24/2015	2/24/2015
Number of shares convertible into	750,000	350,000	845,000	1,800,000
Fair market value of stock	$0.51	$0.42	$0.45	$0.45
Conversion price	$0.57	$0.357	$0.40	$0.40
Volatility	131%	143.4%	143.4%	143.4%
Risk-free interest rate	0.13%	0.26%	0.26%	0.26%
Expected dividend yield	—	—	—	—
Life of convertible preferred stock (years)	1	1	1	1

	Series A	Series B (31 Group)	Series B (Related Party)	Series C
Number of shares convertible into on March 31, 2015	—	250,000	—	1,589,720
Fair market value of stock	—	$0.279	—	$0.279
Conversion price	—	$0.2295	—	$0.2295
Volatility	—	105.4%	—	105.4%
Risk-free interest rate	—	0.99%	—	0.99%
Expected dividend yield	—	—	—	—
Life of convertible preferred stock (years)	—	0.85	—	0.90

The following are the key assumptions used in connection with the valuation of the conversion option on the date of issuance and at December 31, 2014:

Number of shares convertible into	750,000
Fair market value of stock	$0.51
Conversion Price	$0.57
Volatility	131%
Risk-free interest rate	0.13%
Expected dividend yield	0%
Life of Convertible Preferred Stock (year)	1
Number of shares underlying the Warrants	375,000
Fair market value of stock	$0.51
Exercise Price	$2.00
Volatility	112.9%
Risk-free interest rate	0.96%
Expected dividend yield	0%
Warrant life (years)	5

Preferred Stock [Member]
DERIVATIVE LIABILITY [Line Items]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The table below sets forth a summary of changes in the fair value of the Company’s Level 3 derivative liabilities for the quarter ended March 31, 2015:

	Series A	Series B (31 Group)	Series B (Related Party)	Series C	Total
Balance at January 1, 2015	270,000	—	—	—	270,000
Additions to conversion option derivative liability	—	84,000	220,000	468,000	772,000
Additions to warrant derivative liability	—	42,000	118,000	252,000	412,000
Conversions of derivative liability	(150,000)	(24,000)	(220,000)	(55,000)	(449,000)
Change in fair market value of the derivative liabilities	(60,000)	(44,000)	(50,000)	(331,000)	(485,000)
Balance at March 31, 2015	60,000	58,000	68,000	334,000	520,000

The table below sets forth a summary of changes in the fair value of the Company’s Level 3 derivative liabilities for the year ended December 31, 2014:

Balance at beginning of year	$—
Additions to conversion option derivative liability at December 30, 2014	150,000
Additions to warrant derivative liability at December 30, 2014	120,000
Change in fair market value of the derivative liabilities	—
Balance at end of year	$270,000

Warrant [Member]
DERIVATIVE LIABILITY [Line Items]
Schedule of Derivative Instruments [Table Text Block]
The following are the key assumptions used in connection with the valuation of the warrants on the date of issuance, at December 31, 2014 and March 31, 2015:

	Series A	Series B (31 Group)	Series B (Related Party)	Series C
Date of warrant	12/30/2014	2/11/2015	2/24/2015	2/24/2015
Number of shares underlying the warrants	375,000	175,000	422,500	900,000
Fair market value of stock	$0.51	$0.42	$0.45	$0.45
Exercise price	$2.00	$2.00	$2.00	$2.00
Volatility	112.9%	120.6%	120.6%	120.6%
Risk-free interest rate	0.96%	0.90%	0.90%	0.90%
Expected dividend yield	—	—	—	—
Warrant life (years)	5	5	5	5

	Series A	Series B (31 Group)	Series B (Related Party)	Series C
Number of shares underlying the warrants on March 31, 2015	375,000	175,000	422,500	900,000
Fair market value of stock	$0.279	$0.279	$0.279	$0.279
Exercise price	$2.00	$2.00	$2.00	$2.00
Volatility	116.3%	120.6%	120.6%	120.6%
Risk-free interest rate	0.99%	0.90%	0.90%	0.90%
Expected dividend yield	—	—	—	—
Warrant life (years)	4.75	4.85	4.90	4.90